Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax losses carried forward
No expiry date	$ 94,876	$ 74,515
2024		3,529
2025	34,066	35,030
2026	45,465	46,766
2027	58,373	60,033
2028	100,681	103,913
2029	166,441	171,142
2030	230,851	237,384
2031	368,881	379,321
2032	577,954	594,311
2033	163,785	176,363
2034	124,299
Tax loss carryforwards	1,965,672	1,882,307
Deferred tax valuation allowance:
At January 1	283,522	264,639	$ 189,700
Charged to consolidated statements of operations	24,254	26,629	93,243
Utilization of previously unrecognized tax losses	(2)	(39)	(1)
Write-off of tax losses	(612)	(112)	(125)
Divestment of subsidiaries		(433)
Others	20
Exchange differences	(7,844)	(7,162)	(18,178)
As at December 31	$ 299,338	$ 283,522	$ 264,639
PRC
Tax losses carried forward
Expiration period	5 years
PRC | HNTEs
Tax losses carried forward
Expiration period	10 years
US
Tax losses carried forward
Research tax credits	$ 5,000
New Jersey
Tax losses carried forward
Research tax credits	$ 1,300